UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Floating Rate Master Series
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin Floating Rate Master Series for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Floating Rate Master Series	$27	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$412,053,450
Total Number of Portfolio Holdings	293
Portfolio Turnover Rate	21.11%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Master Series	PAGE 1	4021-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Floating Rate
Master Series
Financial Statements and Other Important Information
Semi-Annual |
January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements 22
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.03 $7.13 $7.13 $7.00 $7.38 $6.99
Income from investment operations
a
:
Net investment income
b
............. 0.262 0.547 0.656 0.567 0.292 0.301
Net realized and unrealized gains (losses) (0.195) (0.042) 0.039 0.165 (0.341) 0.417
Total from investment operations ........ 0.067 0.505 0.695 0.732 (0.049) 0.718
Less distributions from:
Net investment income .............. (0.271) (0.603) (0.695) (0.602) (0.331) (0.328)
Net asset value, end of period .......... $6.83 $7.03 $7.13 $7.13 $7.00 $7.38
Total return
c
....................... 1.02% 7.37% 10.10% 11.00% (0.73)% 10.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.56% 0.57% 0.56% 0.57% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53% 0.53%
e
0.53%
e
0.53%
e
Net investment income ............... 7.47% 7.77% 9.12% 8.11% 4.01% 4.19%
Supplemental data
Net assets, end of period (000’s) ........ $412,053 $470,621 $514,936 $389,707 $616,607 $430,129
Portfolio turnover rate ................ 21.11% 43.94% 49.16% 11.36% 32.84% 74.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), January 31, 2026
Franklin Floating Rate Master Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Diversified Consumer Services
a,b
All Day Electric, Inc. ........................... United States 667 $ — 0.00
b
Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 6,342,297 1 .54
Oil, Gas & Consumable Fuels
b
Talos Energy, Inc. ............................. United States 5,647 67,312 0 .02
b
Total Common Stocks (Cost $ 12,175,824 ) ...............................
6,409,609 1 .56
Management Investment Companies
Capital Markets
c,d
Franklin Senior Loan ETF ....................... United States 112,166 2,622,441 0 .64
Invesco Senior Loan ETF ....................... United States 191,000 3,961,340 0 .96
6,583,781 1 .60
Total Management Investment Companies (Cost $ 6,846,783 ) ..............
6,583,781 1 .60
Principal
Amount
*
a a a a a
Corporate Bonds
Aerospace & Defense
e
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% ,
1/31/34 ................................... United States 122,000 126,141 0 .03
Air Freight & Logistics
e
Rand Parent LLC , Senior Secured Note , 144A, 8.5% ,
2/15/30 ................................... United States 950,000 993,340 0 .24
Capital Markets
e
Jane Street Group / JSG Finance, Inc. , Senior Secured
Note , 144A, 6.125% , 11/01/32 .................. United States 1,668,000 1,699,787 0 .41
Chemicals
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875% , 5/01/28 ............................. United States 1,100,000 1,097,862 0 .27
Commercial Services & Supplies
e
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ............................. United States 500,000 526,504 0 .13
e
Neptune Bidco US, Inc. , Senior Secured Note , 144A,
9.29% , 4/15/29 ............................. United States 1,200,000 1,233,109 0 .30
1,759,613 0 .43
Containers & Packaging
e
Clydesdale Acquisition Holdings, Inc. , Senior Secured
Note , 144A, 6.75% , 4/15/32 .................... United States 100,000 100,850 0 .02
Electric Utilities
e
Vistra Operations Co. LLC , Senior Secured Bond , 144A,
5.25% , 10/15/35 ............................. United States 1,300,000 1,287,935 0 .31
Entertainment
e
Banijay Entertainment SAS , Senior Secured Note , 144A,
8.125% , 5/01/29 ............................. France 600,000 624,558 0 .15
Ground Transportation
e
Albion Financing 1 SARL / Aggreko Holdings, Inc. , Senior
Secured Note , 144A, 7% , 5/21/30 ............... Luxembourg 311,900 325,274 0 .08

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ............... United States 700,000 $ 682,310 0 .16
1,007,584 0 .24
Health Care Equipment & Supplies
e
Bausch + Lomb Corp. , Senior Secured Note , 144A,
8.375% , 10/01/28 ............................ United States 320,000 334,000 0 .08
Hotels, Restaurants & Leisure
e
Brightstar Lottery plc , Senior Secured Note , 144A, 5.25% ,
1/15/29 ................................... United States 400,000 399,563 0 .10
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 2/15/32 .............................. United States 1,400,000 1,432,221 0 .35
Great Canadian Gaming Corp. / Raptor LLC ,
e
Senior Secured Note , 144A, 8.75% , 11/15/29 ....... Canada 1,930,000 1,963,798 0 .47
3,795,582 0 .92
Independent Power and Renewable Electricity Producers
e
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 United States 1,100,000 1,099,614 0 .27
Insurance
e
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25% , 2/15/29 .................... United States 529,400 513,116 0 .12
e
Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 .............. United States 1,700,000 1,705,836 0 .41
Senior Secured Note , 144A, 6.5% , 10/01/31 ........ United States 1,500,000 1,543,650 0 .38
3,762,602 0 .91
IT Services
e
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A,
7.5% , 6/01/31 .............................. United States 600,000 611,931 0 .15
Machinery
e
Columbus McKinnon Corp. , Senior Secured Note , 144A,
7.125% , 2/01/33 ............................. United States 250,000 251,486 0 .06
Media
e
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ............................. United States 100,000 105,196 0 .03
Passenger Airlines
e
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% ,
8/15/27 ................................... United States 926,000 937,133 0 .23
e
American Airlines, Inc. , Senior Secured Note , 144A,
8.5% , 5/15/29 .............................. United States 1,300,000 1,357,352 0 .33
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 ......... United States 157,444 157,633 0 .04
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% ,
4/15/26 ................................... United States 1,165,000 1,164,804 0 .28
3,616,922 0 .88
Software
e
Cloud Software Group, Inc. , Secured Note , 144A, 9% ,
9/30/29 ................................... United States 1,100,000 1,112,046 0 .27
Specialty Retail
e
Petco Health & Wellness Co., Inc. , Senior Secured Note ,
144A, 8.25% , 2/01/31 ......................... United States 484,848 486,574 0 .12

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services
e
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25% , 1/31/31 ......................... United Kingdom 360,000 $ 325,955 0 .08
Total Corporate Bonds (Cost $ 23,661,007 ) ...............................
24,199,578 5 .87
f
Senior Floating Rate Interests
g
Aerospace & Defense
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B1 , 5.672% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 428,179 429,808 0 .10
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B2 , 5.672% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 162,866 163,486 0 .04
Signia Aerospace LLC, First Lien, CME Term Loan ,
6.571% , ( 3-month SOFR + 2.75% ), 12/11/31 ....... United States 718,641 720,736 0 .18
TransDigm, Inc., First Lien, CME Term Loan, J , 6.172% ,
( 1-month SOFR + 2.5% ), 2/28/31 ................ United States 1,272,085 1,272,931 0 .31
TransDigm, Inc., First Lien, CME Term Loan, K , 5.922% ,
( 1-month SOFR + 2.25% ), 3/22/30 ............... United States 1,995,000 1,995,499 0 .48
TransDigm, Inc., First Lien, CME Term Loan, M , 6.172% ,
( 1-month SOFR + 2.5% ), 8/19/32 ................ United States 1,158,387 1,158,827 0 .28
5,741,287 1 .39
a a a a a a
g
Air Freight & Logistics
Clue Opco LLC, First Lien, CME Term Loan, B , 8.167% ,
( 3-month SOFR + 4.5% ), 12/19/30 ............... United States 1,572,523 1,570,117 0 .38
Rand Parent LLC, First Lien, CME Term Loan, B , 6.672% ,
( 3-month SOFR + 3% ), 3/18/30 ................. United States 1,269,952 1,274,314 0 .31
2,844,431 0 .69
a a a a a a
g
Automobile Components
Adient US LLC, First Lien, CME Term Loan, B2 , 5.672% ,
( 1-month SOFR + 2% ), 1/31/31 ................. United States 1,160,424 1,160,876 0 .28
h
American Axle & Manufacturing, Inc., First Lien,
Incremental CME Term Loan, C , 7.408% , ( 12-month
SOFR + 3.25% ), 9/20/32 ...................... United States 945,274 948,818 0 .23
h
Autokiniton US Holdings, Inc., First Lien, CME Term Loan,
B , 7.786% , ( 1-month SOFR + 4% ), 4/06/28 ........ United States 1,700,000 1,697,875 0 .41
Clarios Global LP, First Lien, 2024 Dollar CME Term
Loan , 6.172% , ( 1-month SOFR + 2.5% ), 5/06/30 .... United States 579,760 580,215 0 .14
Clarios Global LP, First Lien, Amendment No. 6 Dollar
CME Term Loan , 6.422% , ( 1-month SOFR + 2.75% ),
1/28/32 ................................... United States 1,605,700 1,610,212 0 .39
DexKo Global, Inc., First Lien, 2023 Incremental CME
Term Loan , 7.917% , ( 3-month SOFR + 4.25% ),
10/04/28 .................................. United States 1,282,274 1,275,862 0 .31
DexKo Global, Inc., First Lien, Closing Date Dollar
CME Term Loan , 7.678% , ( 3-month SOFR + 3.75% ),
10/04/28 .................................. United States 409,101 407,618 0 .10
i
First Brands Group LLC, First Lien, 2021 CME Term
Loan , PIK, 10.814% , ( 1-month SOFR + 7% ), 3/30/27 . United States 1,520,307 8,491 0.00
†
h
First Brands Group LLC, First Lien, 2022-II Incremental
CME Term Loan , 10.814% , ( 1-month SOFR + 7% ),
3/30/27 ................................... United States 1,561,437 8,721 0.00
†
i
First Brands Group LLC, First Lien, Debtor-In-Possession
Roll Up CME Term Loan , PIK, 13.759% , ( 12-month
SOFR + 10% ), 6/29/26 ........................ United States 1,617,704 12,747 0 .01
i
First Brands Group LLC, First Lien, USD Debtor-In-
Possession New Money CME Term Loan , PIK, 5.238% ,
( 1-month SOFR + 1.55% ), 6/29/26 ............... United States 1,386,962 200,413 0 .05

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Automobile Components (continued)
i
First Brands Group LLC, Second Lien, 2021 CME Term
Loan , PIK, 14.314% , ( 1-month SOFR + 10.5% ), 3/30/28 United States 1,987,073 $ 5,693 0.00
†
Highline Aftermarket Acquisition LLC, First Lien, 2025-1
CME Term Loan , 7.322% , ( 3-month SOFR + 3.5% ),
2/13/30 ................................... United States 112,498 112,991 0 .03
8,030,532 1 .95
a a a a a a
Beverages
g
Primo Brands Corp., First Lien, 2025 Refinancing CME
Term Loan , 5.922% , ( 3-month SOFR + 2.25% ), 3/31/28 United States 1,678,801 1,681,252 0 .41
Biotechnology
h ,j
BioMarin Pharmaceutical, Inc., First Lien, CME Term
Loan , TBD, 12/28/32 ......................... United States 503,331 504,589 0 .12
g
Genmab A/S, First Lien, Initial CME Term Loan, B ,
6.733% , ( 3-month SOFR + 3% ), 12/13/32 .......... Denmark 297,442 298,903 0 .07
803,492 0 .19
a a a a a a
g
Broadline Retail
Peer Holding III BV, First Lien, CME Term Loan, B4B ,
6.172% , ( 3-month SOFR + 2.5% ), 10/28/30 ........ Netherlands 118,791 118,924 0 .03
Peer Holding III BV, First Lien, CME Term Loan, B5B ,
6.172% , ( 3-month SOFR + 2.5% ), 7/01/31 ......... Netherlands 1,690,863 1,692,765 0 .41
Peer Holding III BV, First Lien, CME Term Loan, B8 ,
5.922% , ( 3-month SOFR + 2.25% ), 9/29/32 ........ Netherlands 320,052 320,553 0 .08
2,132,242 0 .52
a a a a a a
g
Building Products
Chariot Buyer LLC, First Lien, Amendment No. 5
Incremental CME Term Loan , 6.466% , ( 1-month SOFR
+ 2.75% ), 9/08/32 ........................... United States 488,772 489,021 0 .12
Cornerstone Building Brands, Inc., First Lien, CME Term
Loan, C , 8.18% , ( 1-month SOFR + 4.5% ), 5/15/31 ... United States 811,644 561,049 0 .14
Cornerstone Building Brands, Inc., First Lien, New CME
Term Loan, B , 7.03% , ( 1-month SOFR + 3.25% ),
4/12/28 ................................... United States 1,306,783 1,016,023 0 .25
Groundworks LLC, First Lien, Initial CME Term Loan ,
6.673% , ( 1-month SOFR + 3% ), 3/14/31 .......... United States 439,560 440,728 0 .11
MIWD Holdco II LLC, First Lien, 2024 Incremental CME
Term Loan , 6.422% , ( 1-month SOFR + 2.75% ), 3/28/31 United States 1,525,943 1,527,949 0 .37
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 ,
5.922% , ( 1-month SOFR + 2.25% ), 4/14/31 ........ United States 1,432,880 1,435,466 0 .35
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 ,
5.922% , ( 1-month SOFR + 2.25% ), 3/19/29 ........ United States 1,832,844 1,837,216 0 .44
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 ,
5.922% , ( 1-month SOFR + 2.25% ), 2/10/32 ........ United States 1,259,448 1,260,790 0 .30
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME
Term Loan , 6.672% , ( 1-month SOFR + 3% ), 3/30/29 . United States 223,693 223,834 0 .05
8,792,076 2 .13
a a a a a a
g
Capital Markets
Aretec Group, Inc., First Lien, CME Term Loan, B4 ,
6.672% , ( 1-month SOFR + 3% ), 8/09/30 .......... United States 1,262,361 1,258,656 0 .31
Edelman Financial Engines Center LLC (The), First Lien,
Initial CME Term Loan , 6.672% , ( 1-month SOFR + 3% ),
4/07/28 ................................... United States 1,498,328 1,500,628 0 .36

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Capital Markets (continued)
Edelman Financial Engines Center LLC (The), Second
Lien, 2024 Refinancing CME Term Loan , 8.922% ,
( 1-month SOFR + 5.25% ), 10/20/28 .............. United States 1,300,000 $ 1,303,796 0 .32
GIH Borrower LLC, First Lien, CME Term Loan, B ,
6.172% , ( 3-month SOFR + 2.5% ), 11/26/31 ........ United States 467,717 468,886 0 .11
GTCR Everest Borrower LLC, First Lien, 2025 CME Term
Loan , 6.422% , ( 3-month SOFR + 2.75% ), 9/05/31 ... United States 689,570 689,838 0 .17
Jane Street Group LLC, First Lien, Extended CME Term
Loan , 5.822% , ( 3-month SOFR + 2% ), 12/15/31 ..... United States 1,637,539 1,627,713 0 .39
Nexus Buyer LLC, First Lien, Amendment No. 10 CME
Term Loan , 7.716% , ( 1-month SOFR + 4% ), 7/31/31 . United States 675,726 666,857 0 .16
Victory Capital Holdings, Inc., First Lien, CME Term Loan,
B3 , 5.672% , ( 3-month SOFR + 2% ), 9/23/32 ....... United States 498,750 500,371 0 .12
8,016,745 1 .94
a a a a a a
g
Chemicals
Hexion Holdings Corp., Second Lien, Initial CME Term
Loan , 11.209% , ( 1-month SOFR + 7.438% ), 3/15/30 .. United States 572,392 551,646 0 .13
INEOS US Finance LLC, First Lien, 2030 Dollar CME
Term Loan , 6.922% , ( 1-month SOFR + 3.25% ), 2/18/30 Luxembourg 508,365 368,565 0 .09
INEOS US Petrochem LLC, First Lien, New CME Term
Loan, B1 , 8.022% , ( 1-month SOFR + 4.25% ), 4/02/29 United States 1,507,283 1,056,349 0 .26
Lummus Technology Holdings V LLC, First Lien,
Amendment No. 4 Refinancing CME Term Loan, B ,
6.172% , ( 1-month SOFR + 2.5% ), 12/31/29 ........ United States 808,769 810,855 0 .20
Nouryon Finance BV, First Lien, November 2024 Dollar
CME Term Loan, B1 , 7.036% , ( 3-month SOFR +
3.25% ), 4/03/28 ............................. Netherlands 1,165,666 1,167,123 0 .28
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1 ,
6.522% , ( 3-month SOFR + 2.75% ), 1/31/29 ........ United States 833,440 835,144 0 .20
Vibrantz Technologies, Inc., First Lien, Initial CME Term
Loan , 8.05% , ( 3-month SOFR + 4.25% ), 4/23/29 .... United States 750,154 313,193 0 .08
5,102,875 1 .24
a a a a a a
g
Commercial Services & Supplies
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 6.922% , ( 1-month
SOFR + 3.25% ), 8/20/32 ...................... United States 1,975,456 1,981,540 0 .48
Aramark Services, Inc., First Lien, U.S. CME Term Loan,
B10 , 5.422% , ( 1-month SOFR + 1.75% ), 6/24/30 .... United States 526,144 528,051 0 .13
Filtration Group Corp., First Lien, 2025 Incremental Dollar
CME Term Loan, B , 6.422% , ( 1-month SOFR + 2.75% ),
10/23/28 .................................. United States 3,144,809 3,154,322 0 .76
Madison IAQ LLC, First Lien, 2025 Repriced Incremental
CME Term Loan , 6.378% , ( 6-month SOFR + 2.75% ),
11/08/32 .................................. United States 1,432,270 1,436,861 0 .35
Madison IAQ LLC, First Lien, Initial CME Term Loan ,
6.128% , ( 6-month SOFR + 2.5% ), 6/21/28 ......... United States 1,768,713 1,771,596 0 .43
Neptune Bidco US, Inc., First Lien, Dollar CME Term
Loan, B , 8.767% , ( 3-month SOFR + 5% ), 4/11/29 .... United States 2,501,680 2,505,333 0 .61
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan , 5.922% , ( 3-month SOFR
+ 2.25% ), 3/26/31 ........................... Luxembourg 1,161,386 1,162,942 0 .28
Pitney Bowes, Inc., First Lien, CME Term Loan, B ,
7.422% , ( 3-month SOFR + 3.75% ), 3/19/32 ........ United States 2,580,260 2,568,171 0 .62
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 5.688% , ( 1-month
SOFR + 2% ), 10/15/30 ........................ United States 1,230,789 1,230,020 0 .30

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Commercial Services & Supplies (continued)
Reworld Holding Corp., First Lien, 2025 Incremental CME
Term Loan , 5.923% , ( 1-month SOFR + 2.25% ), 1/15/31 United States 727,273 $ 727,614 0 .18
Spin Holdco, Inc., First Lien, Initial CME Term Loan ,
7.933% , ( 3-month SOFR + 4% ), 9/04/30 .......... United States 470,364 383,112 0 .09
17,449,562 4 .23
a a a a a a
Communications Equipment
g
Delta Topco, Inc., First Lien, Fourth Amendment
Refinancing CME Term Loan , 6.41% , ( 3-month SOFR +
2.75% ), 11/30/29 ............................ United States 2,940,276 2,872,018 0 .70
g
Construction & Engineering
Artera Services LLC, First Lien, CME Term Loan, C ,
8.172% , ( 3-month SOFR + 4.5% ), 2/18/31 ......... United States 2,594,750 2,102,331 0 .51
h
Azuria Water Solutions, Inc., First Lien, CME Term Loan,
B , 6.191% , ( 12-month SOFR + 2.75% ), 1/27/33 ..... United States 1,253,870 1,249,168 0 .30
Brand Industrial Services, Inc., First Lien, CME Term
Loan, C , 8.354% , ( 3-month SOFR + 4.5% ), 8/01/30 .. United States 1,847,065 1,639,271 0 .40
Chromalloy Corp., First Lien, CME Term Loan , 6.911% ,
( 3-month SOFR + 3.25% ), 3/27/31 ............... United States 855,743 858,284 0 .21
DG Investment Intermediate Holdings 2, Inc., First Lien,
Closing Date Initial CME Term Loan , 6.922% , ( 1-month
SOFR + 3.25% ), 7/09/32 ...................... United States 295,302 296,532 0 .07
h
Dycom Industries, Inc., First Lien, CME Term Loan, B ,
5.167% , ( 12-month SOFR + 1.75% ), 1/20/33 ....... United States 119,469 119,843 0 .03
Red SPV LLC, First Lien, Initial CME Term Loan , 5.921% ,
( 1-month SOFR + 2.25% ), 3/15/32 ............... United Kingdom 892,677 894,913 0 .22
Zekelman Industries, Inc., First Lien, 2024 CME Term
Loan , 5.927% , ( 1-month SOFR + 2.25% ), 1/24/31 ... United States 380,186 382,271 0 .09
7,542,613 1 .83
a a a a a a
Consumer Finance
g
Shift4 Payments LLC, First Lien, Amendment No. 3
Refinancing CME Term Loan , 5.652% , ( 3-month SOFR
+ 2% ), 7/06/32 .............................. United States 576,494 580,697 0 .14
Consumer Staples Distribution & Retail
g
Boots Group Finco LP, First Lien, Closing Date Dollar
CME Term Loan , 7.206% , ( 3-month SOFR + 3.5% ),
8/30/32 ................................... United Kingdom 401,384 403,307 0 .10
g
Containers & Packaging
BradyPlus Holdings LLC, First Lien, Initial CME Term
Loan , 7.19% , ( 3-month SOFR + 3.5% ), 12/29/32 .... United States 350,000 348,540 0 .08
Charter Next Generation, Inc., First Lien, Initial CME Term
Loan , 6.438% , ( 1-month SOFR + 2.75% ), 11/29/30 .. United States 3,518,081 3,524,431 0 .86
Clydesdale Acquisition Holdings, Inc., First Lien, 2025
Incremental Closing Date CME Term Loan, B , 6.922% ,
( 1-month SOFR + 3.25% ), 4/01/32 ............... United States 2,313,497 2,304,833 0 .56
Clydesdale Acquisition Holdings, Inc., First Lien, 2025
Incremental Delayed Draw Term Loan, B , 7.413% ,
( 1-month SOFR + 3.25% ), 4/01/32 ............... United States 32,640 32,518 0 .01
h
Graham Packaging Co., Inc., First Lien, CME Term Loan,
B , 5.691% , ( 12-month SOFR + 2.25% ), 1/14/33 ..... United States 257,555 257,649 0 .06
Kleopatra Finco SARL, First Lien, Exit CME Term Loan ,
10.667% , ( 3-month SOFR + 7% ), 1/30/31 .......... Luxembourg 2,018,195 1,813,005 0 .44
Klockner Pentaplast of America, Inc., First Lien, USD
CME Term Loan, B , 9.044% , ( 6-month SOFR + 4.75% ),
2/12/26 ................................... Luxembourg 1,311,294 209,807 0 .05

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., First Lien, 2025
CME Term Loan , 7.232% , ( 1-month SOFR + 3.5% ),
4/15/30 ................................... United States 1,008,648 $ 986,675 0 .24
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term
Loan, B , 7.761% , ( 3-month SOFR + 4% ), 9/15/28 .... United States 1,598,277 1,601,937 0 .39
11,079,395 2 .69
a a a a a a
g
Distributors
BCPE Empire Holdings, Inc., First Lien, Amendment
No. 8 Incremental CME Term Loan , 6.922% , ( 1-month
SOFR + 3.25% ), 12/11/30 ..................... United States 1,536,465 1,531,187 0 .37
Core & Main LP, First Lien, CME Term Loan, E , 5.69% ,
( 3-month SOFR + 2% ), 2/10/31 ................. United States 515,839 516,646 0 .13
Verde Purchaser LLC, First Lien, Second Refinancing
CME Term Loan , 7.672% , ( 3-month SOFR + 4% ),
11/30/30 .................................. United States 1,769,722 1,736,761 0 .42
3,784,594 0 .92
a a a a a a
g
Diversified Consumer Services
Ascend Learning LLC, First Lien, Initial CME Term Loan ,
6.716% , ( 1-month SOFR + 3% ), 12/11/28 .......... United States 1,431,338 1,419,264 0 .34
h
Belron Finance 2019 LLC, First Lien, CME Term Loan, B ,
5.424% , ( 12-month SOFR + 2% ), 10/16/31 ......... United States 726,316 729,584 0 .18
Learning Care Group US No. 2, Inc., First Lien, CME
Term Loan, B , 7.699% , ( 3-month SOFR + 4% ), 8/11/28 United States 396,886 301,633 0 .07
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 6.672% , ( 1-month SOFR
+ 3% ), 5/04/28 .............................. United States 1,138,180 1,139,814 0 .28
Spring Education Group, Inc., First Lien, CME Term Loan ,
6.922% , ( 3-month SOFR + 3.25% ), 9/30/30 ........ United States 461,153 462,511 0 .11
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan ,
6.172% , ( 1-month SOFR + 2.5% ), 1/30/31 ......... United States 609,885 610,285 0 .15
4,663,091 1 .13
a a a a a a
Diversified Telecommunication Services
g
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , 6.831% , ( 1-month SOFR + 3% ), 3/11/30 .. United States 1,738,174 1,674,463 0 .41
g
Electric Utilities
Alpha Generation LLC, First Lien, Initial CME Term Loan,
B , 5.68% , ( 1-month SOFR + 2% ), 9/30/31 ......... United States 994,962 995,151 0 .24
Hamilton Projects Acquiror LLC, First Lien, Initial CME
Term Loan , 6.216% , ( 1-month SOFR + 2.5% ), 5/30/31 United States 510,194 513,564 0 .13
1,508,715 0 .37
a a a a a a
Electrical Equipment
g
Indicor LLC, First Lien, Dollar CME Term Loan, D ,
6.422% , ( 3-month SOFR + 2.75% ), 11/22/29 ....... United States 782,849 783,738 0 .19
g
Electronic Equipment, Instruments & Components
MX Holdings US, Inc., First Lien, Senior USD CME Term
Loan, B , 5.721% , ( 1-month SOFR + 2% ), 3/17/32 .... United States 406,044 406,805 0 .10
Project Aurora US Finco, Inc., First Lien, CME Term Loan,
B2 , 6.49% , ( 3-month SOFR + 2.75% ), 9/30/32 ...... United States 213,650 214,319 0 .05
Sanmina Corp., First Lien, Incremental CME Term Loan,
B1 , 5.7% , ( 1-month SOFR + 2% ), 10/27/32 ........ United States 981,132 986,038 0 .24
1,607,162 0 .39
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Entertainment
Banijay Entertainment SAS, First Lien, CME Term Loan,
B3 , 6.438% , ( 1-month SOFR + 2.75% ), 3/01/28 ..... France 612,345 $ 615,866 0 .15
h
Crown Finance US, Inc., First Lien, Initial CME Term
Loan , 8.188% , ( 1-month SOFR + 4.5% ), 12/02/31 ... United Kingdom 1,200,000 1,172,406 0 .28
Playtika Holding Corp., First Lien, CME Term Loan, B1 ,
6.536% , ( 1-month SOFR + 2.75% ), 3/13/28 ........ United States 1,095,021 1,065,122 0 .26
TKO Worldwide Holdings LLC, First Lien, CME Term
Loan, B5 , 5.868% , ( 3-month SOFR + 2% ), 11/21/31 .. United States 5,100,551 5,117,408 1 .24
7,970,802 1 .93
a a a a a a
g
Financial Services
Belfor Holdings, Inc., First Lien, Replacement CME Term
Loan, B5 , 6.422% , ( 1-month SOFR + 2.75% ), 11/01/30 United States 1,152,469 1,154,636 0 .28
First Eagle Holdings, Inc., First Lien, Initial CME Term
Loan , 7.172% , ( 3-month SOFR + 3.5% ), 8/16/32 .... United States 1,613,480 1,603,146 0 .39
h
Hudson River Trading LLC, First Lien, CME Term Loan,
B2 , 6.173% , ( 1-month SOFR + 2.5% ), 3/18/30 ...... United States 2,077,322 2,072,347 0 .50
Orion US Finco, Inc., First Lien, Initial CME Term Loan ,
7.15% , ( 3-month SOFR + 3.5% ), 10/08/32 ......... United States 1,848,035 1,851,315 0 .45
h
Osaic Holdings, Inc., First Lien, CME Term Loan, B ,
6.167% , ( 12-month SOFR + 2.75% ), 8/02/32 ....... United States 1,000,000 994,005 0 .24
Osaic Holdings, Inc., First Lien, Initial CME Term Loan ,
6.595% , ( 6-month SOFR + 3% ), 8/02/32 .......... United States 2,313,942 2,300,070 0 .56
Priority Holdings LLC, First Lien, CME Term Loan, B ,
7.422% , ( 1-month SOFR + 3.75% ), 7/30/32 ........ United States 1,041,640 1,024,453 0 .25
Red Planet Borrower LLC, First Lien, Initial CME Term
Loan , 7.672% , ( 1-month SOFR + 4% ), 9/08/32 ...... United States 1,800,000 1,795,923 0 .44
Speed Midco 3 SARL, First Lien, USD CME Term Loan,
B , 6.288% , ( 6-month SOFR + 2.5% ), 10/01/32 ...... Luxembourg 877,193 880,482 0 .21
13,676,377 3 .32
a a a a a a
g
Food Products
Chobani LLC, First Lien, Closing Date CME Term Loan ,
5.922% , ( 1-month SOFR + 2.25% ), 10/28/32 ....... United States 1,090,566 1,094,383 0 .26
Nourish Buyer I, Inc., First Lien, 2026-1 CME Term Loan ,
7.669% , ( 3-month SOFR + 4% ), 7/09/32 .......... United States 486,123 486,833 0 .12
1,581,216 0 .38
a a a a a a
g
Ground Transportation
Aggreko Holdings, Inc., First Lien, 2025 Amended USD
CME Term Loan , 6.868% , ( 3-month SOFR + 3% ),
5/21/31 ................................... United Kingdom 1,179,518 1,176,386 0 .29
First Student Bidco, Inc., First Lien, CME Term Loan, B ,
6.172% , ( 3-month SOFR + 2.5% ), 8/15/30 ......... United States 2,864,575 2,865,176 0 .69
First Student Bidco, Inc., First Lien, CME Term Loan, C ,
6.172% , ( 3-month SOFR + 2.5% ), 8/15/30 ......... United States 524,146 523,818 0 .13
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME
Term Loan, B4 , 6.922% , ( 1-month SOFR + 3.25% ),
1/25/29 ................................... United States 3,241,946 3,215,200 0 .78
i
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK,
5.434% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 2,528,341 1,908,036 0 .46
i
LaserShip, Inc., First Lien, CME Term Loan, D , PIK,
5.434% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 1,830,867 502,472 0 .12
Savage Enterprises LLC, First Lien, Amendment No. 7
CME Term Loan , 6.175% , ( 1-month SOFR + 2.5% ),
8/05/32 ................................... United States 235,726 236,537 0 .06

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Ground Transportation (continued)
WWEX Uni Topco Holdings LLC, First Lien, Initial CME
Term Loan , 7.672% , ( 3-month SOFR + 4% ), 7/26/28 . United States 1,473,146 $ 1,474,995 0 .36
11,902,620 2 .89
a a a a a a
g
Health Care Equipment & Supplies
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing
CME Term Loan , 7.422% , ( 1-month SOFR + 3.75% ),
1/15/31 ................................... United States 560,818 565,725 0 .14
h
Hologic, Inc., First Lien, CME Term Loan, B , 5.755% ,
( 12-month SOFR + 2.25% ), 1/14/33 .............. United States 5,000,000 4,969,700 1 .20
Medline Borrower LP, First Lien, 2028 Refinancing
CME Term Loan , 5.422% , ( 1-month SOFR + 1.75% ),
10/23/28 .................................. United States 1,094,133 1,098,034 0 .27
Medline Borrower LP, First Lien, 2030 Refinancing
CME Term Loan , 5.466% , ( 1-month SOFR + 1.75% ),
10/23/30 .................................. United States 796,000 799,196 0 .19
7,432,655 1 .80
a a a a a a
g
Health Care Providers & Services
ADMI Corp., First Lien, Amendment No. 4 Refinancing
CME Term Loan , 7.161% , ( 1-month SOFR + 3.375% ),
12/23/27 .................................. United States 884,339 846,533 0 .20
ADMI Corp., First Lien, Amendment No. 5 CME Term
Loan , 7.536% , ( 1-month SOFR + 3.75% ), 12/23/27 .. United States 1,450,216 1,387,676 0 .34
ADMI Corp., First Lien, CME Term Loan, B5 , 9.422% ,
( 1-month SOFR + 5.75% ), 12/23/27 .............. United States 330,909 322,636 0 .08
Charlotte Buyer, Inc., First Lien, Second Refinancing
CME Term Loan , 7.924% , ( 1-month SOFR + 4.25% ),
2/11/28 ................................... United States 3,246,784 3,179,316 0 .77
CNT Holdings I Corp., First Lien, 2025 Replacement CME
Term Loan , 6.167% , ( 3-month SOFR + 2.5% ), 11/08/32 United States 2,376,642 2,377,141 0 .58
Concentra Health Services, Inc., First Lien, CME Term
Loan, B1 , 5.672% , ( 1-month SOFR + 2% ), 7/28/31 ... United States 304,621 305,765 0 .07
Dermatology Intermediate Holdings III, Inc., First Lien,
Initial CME Term Loan , 7.917% , ( 3-month SOFR +
4.25% ), 3/26/29 ............................. United States 2,468,147 2,380,886 0 .58
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME
Term Loan , 7.152% , ( 3-month SOFR + 3.5% ), 5/19/31 United States 1,094,092 1,093,184 0 .26
LifePoint Health, Inc., First Lien, CME Term Loan, B1 ,
7.422% , ( 3-month SOFR + 3.75% ), 5/19/31 ........ United States 3,366,000 3,369,686 0 .82
Medical Solutions Holdings, Inc., First Lien, CME Term
Loan , 7.267% , ( 3-month SOFR + 3.5% ), 11/01/28 ... United States 1,428,742 320,574 0 .08
MPH Acquisition Holdings LLC, First Lien, Exchange
First Out CME Term Loan , 7.417% , ( 3-month SOFR +
3.75% ), 12/31/30 ............................ United States 250,053 249,950 0 .06
MPH Acquisition Holdings LLC, First Lien, Second Out
CME Term Loan , 8.702% , ( 3-month SOFR + 4.6% ),
12/31/30 .................................. United States 584,041 539,692 0 .13
Paradigm Parent LLC, First Lien, Initial CME Term Loan ,
8.172% , ( 3-month SOFR + 4.5% ), 4/16/32 ......... United States 2,309,596 1,980,479 0 .48
Pathway Vet Alliance LLC, First Lien, CME Term Loan, A ,
8.84% , ( 3-month SOFR + 5% ), 6/30/28 ........... United States 766,474 769,731 0 .19
i
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B ,
PIK, 8.84% , ( 3-month SOFR + 5% ), 6/30/28 ........ United States 2,452,052 1,671,491 0 .41
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 ,
6.172% , ( 1-month SOFR + 2.5% ), 2/21/31 ......... United States 952,895 952,681 0 .23

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., First Lien, 2025
Refinancing CME Term Loan , 6.172% , ( 1-month SOFR
+ 2.5% ), 12/19/30 ........................... United States 279,932 $ 280,685 0 .07
US Anesthesia Partners, Inc., First Lien, Initial CME Term
Loan , 7.814% , ( 1-month SOFR + 4% ), 10/02/28 ..... United States 1,560,354 1,562,312 0 .38
US Fertility Enterprises LLC, First Lien, Initial CME Term
Loan , 7.221% , ( 1-month SOFR + 3.5% ), 12/10/32 ... United States 955,263 961,472 0 .23
24,551,890 5 .96
a a a a a a
g
Health Care Technology
AthenaHealth Group, Inc., First Lien, Initial CME Term
Loan , 6.422% , ( 1-month SOFR + 2.75% ), 2/15/29 ... United States 3,065,866 3,031,697 0 .74
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term
Loan , 6.45% , ( 1-month SOFR + 2.75% ), 3/26/32 .... United States 1,194,000 1,108,032 0 .27
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.45% ,
( 1-month SOFR + 2.75% ), 5/01/31 ............... United States 1,842,305 1,709,898 0 .41
5,849,627 1 .42
a a a a a a
g
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc., First Lien, 2023 Incremental
CME Term Loan, B , 5.922% , ( 1-month SOFR + 2.25% ),
2/06/30 ................................... United States 1,810,428 1,803,078 0 .44
Fertitta Entertainment LLC, First Lien, Initial CME Term
Loan, B , 6.966% , ( 1-month SOFR + 3.25% ), 1/29/29 . United States 1,981,392 1,979,579 0 .48
Flutter Financing BV, First Lien, 2024 Refinancing CME
Term Loan, B , 5.422% , ( 3-month SOFR + 1.75% ),
12/02/30 .................................. Ireland 1,314,172 1,314,500 0 .32
Flynn Restaurant Group LP, First Lien, 2025 CME Term
Loan , 7.422% , ( 1-month SOFR + 3.75% ), 1/28/32 ... United States 3,708,876 3,713,512 0 .90
Golden State Foods LLC, First Lien, Initial CME Term
Loan , 7.171% , ( 3-month SOFR + 3.5% ), 12/04/31 ... United States 836,885 840,133 0 .21
Great Canadian Gaming Corp., First Lien, CME Term
Loan, B , 8.445% , ( 3-month SOFR + 4.75% ), 11/01/29 Canada 2,242,356 2,198,911 0 .53
Hilton Grand Vacations Borrower LLC, First Lien, Initial
CME Term Loan , 5.672% , ( 1-month SOFR + 2% ),
8/02/28 ................................... United States 916,545 916,055 0 .22
IRB Holding Corp., First Lien, 2025 Replacement CME
Term Loan, B , 6.172% , ( 1-month SOFR + 2.5% ),
12/16/30 .................................. United States 3,970,759 3,975,722 0 .97
Light & Wonder International, Inc., First Lien, CME Term
Loan, B3 , 5.671% , ( 1-month SOFR + 2% ), 4/16/29 ... United States 1,656,204 1,656,204 0 .40
Ontario Gaming GTA LP, First Lien, CME Term Loan, B ,
7.922% , ( 3-month SOFR + 4.25% ), 8/01/30 ........ Canada 3,212,731 3,012,433 0 .73
Penn Entertainment, Inc., First Lien, CME Term Loan, B ,
6.172% , ( 1-month SOFR + 2.5% ), 5/03/29 ......... United States 1,323,503 1,324,806 0 .32
Raising Cane's Restaurants LLC, First Lien, First
Amendment New CME Term Loan , 5.688% , ( 1-month
SOFR + 2% ), 11/03/32 ........................ United States 1,277,891 1,276,300 0 .31
Scientific Games Holdings LP, First Lien, 2024
Refinancing Dollar CME Term Loan , 6.652% , ( 3-month
SOFR + 3% ), 4/04/29 ......................... United States 893,755 880,353 0 .21
Whatabrands LLC, First Lien, 2024-2 Refinancing CME
Term Loan. B , 6.172% , ( 1-month SOFR + 2.5% ),
8/03/28 ................................... United States 1,634,996 1,635,503 0 .40
26,527,089 6 .44
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Household Durables
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing
CME Term Loan, B , 6.773% , ( 3-month SOFR + 3% ),
7/31/28 ................................... United States 2,236,520 $ 2,239,886 0 .55
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 ,
6.672% , ( 3-month SOFR + 3% ), 1/16/32 .......... Netherlands 1,416,864 1,415,681 0 .34
3,655,567 0 .89
a a a a a a
Household Products
g
Energizer Holdings, Inc., First Lien, Initial CME Term
Loan , 5.671% , ( 1-month SOFR + 2% ), 3/19/32 ...... United States 114,441 114,441 0 .03
g
Independent Power and Renewable Electricity Producers
Talen Energy Supply LLC, First Lien, 2024-1 Incremental
CME Term Loan, B , 6.353% , ( 3-month SOFR + 2.5% ),
12/11/31 .................................. United States 319,641 320,291 0 .08
Talen Energy Supply LLC, First Lien, 2025-1 Incremental
CME Term Loan, B , 5.672% , ( 3-month SOFR + 2% ),
11/25/32 .................................. United States 335,051 335,554 0 .08
Talen Energy Supply LLC, First Lien, Initial CME Term
Loan, B , 6.353% , ( 3-month SOFR + 2.5% ), 5/17/30 .. United States 3,196,697 3,202,403 0 .78
3,858,248 0 .94
a a a a a a
g
Insurance
Acrisure LLC, First Lien, 2025 Refinancing CME Term
Loan, B , 6.922% , ( 1-month SOFR + 3.25% ), 6/21/32 . United States 522,920 523,464 0 .13
Acrisure LLC, First Lien, CME Term Loan, B6 , 6.672% ,
( 1-month SOFR + 3% ), 11/06/30 ................ United States 3,552,634 3,546,861 0 .86
Alliant Holdings Intermediate LLC, First Lien, Initial CME
Term Loan , 6.172% , ( 1-month SOFR + 2.5% ), 9/19/31 United States 4,375,248 4,367,722 1 .06
AmWINS Group, Inc., First Lien, Initial CME Term Loan ,
5.966% , ( 1-month SOFR + 2.25% ), 1/30/32 ........ United States 1,310,334 1,309,489 0 .32
Asurion LLC, First Lien, New CME Term Loan, B10 ,
7.772% , ( 1-month SOFR + 4% ), 8/21/28 .......... United States 957,106 959,498 0 .23
Asurion LLC, First Lien, New CME Term Loan, B11 ,
8.022% , ( 1-month SOFR + 4.25% ), 8/21/28 ........ United States 1,125,193 1,128,354 0 .27
Asurion LLC, Second Lien, New CME Term Loan, B4 ,
9.036% , ( 1-month SOFR + 5.25% ), 1/19/29 ........ United States 1,274,930 1,276,524 0 .31
Broadstreet Partners Group LLC, First Lien, 2024 CME
Term Loan, B , 6.172% , ( 1-month SOFR + 2.5% ),
6/16/31 ................................... United States 2,312,081 2,302,486 0 .56
CRC Insurance Group LLC, First Lien, CME Term Loan,
B , 6.422% , ( 3-month SOFR + 2.75% ), 5/06/31 ...... United States 1,904,248 1,902,467 0 .46
HUB International Ltd., First Lien, 2025 Incremental CME
Term Loan , 5.92% , ( 3-month SOFR + 2.25% ), 6/20/30 United States 6,343,845 6,351,902 1 .54
OneDigital Borrower LLC, First Lien, 2025 Refinancing
CME Term Loan , 6.672% , ( 1-month SOFR + 3% ),
7/02/31 ................................... United States 1,879,988 1,878,428 0 .46
Sedgwick Claims Management Services, Inc., First Lien,
2024 CME Term Loan , 6.172% , ( 1-month SOFR +
2.5% ), 7/31/31 .............................. United States 5,667,806 5,654,090 1 .37
31,201,285 7 .57
a a a a a a
g
IT Services
Barracuda Networks, Inc., First Lien, Initial CME Term
Loan , 8.167% , ( 3-month SOFR + 4.5% ), 8/15/29 .... United States 1,614,541 1,257,832 0 .30
Fortress Intermediate 3, Inc., First Lien, CME Term Loan,
B , 6.675% , ( 1-month SOFR + 3% ), 6/27/31 ........ United States 1,957,483 1,925,674 0 .47

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
IT Services (continued)
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
7.772% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 1,405,612 $ 1,348,798 0 .33
Kaseya, Inc., First Lien, Initial CME Term Loan , 6.672% ,
( 1-month SOFR + 3% ), 3/22/32 ................. United States 1,820,091 1,758,098 0 .42
MH Sub I LLC, First Lien, 2024 December New CME
Term Loan , 7.922% , ( 1-month SOFR + 4.25% ),
12/31/31 .................................. United States 3,746,788 3,080,403 0 .75
9,370,805 2 .27
a a a a a a
g
Machinery
h
Columbus McKinnon Corp., First Lien, CME Term Loan,
B , 6.924% , ( 12-month SOFR + 3.5% ), 1/21/33 ...... United States 289,615 288,167 0 .07
CompoSecure Holdings LLC, First Lien, Initial CME Term
Loan , 5.928% , ( 1-month SOFR + 2.25% ), 1/14/33 ... United States 494,624 494,317 0 .12
CPM Holdings, Inc., First Lien, Initial CME Term Loan ,
8.2% , ( 1-month SOFR + 4.5% ), 9/28/28 ........... United States 1,265,254 1,249,837 0 .30
Crosby US Acquisition Corp., First Lien, Amendment No.
4 Replacement CME Term Loan , 7.216% , ( 1-month
SOFR + 3.5% ), 8/16/29 ....................... United States 819,461 821,059 0 .20
h
Engineered Machinery Holdings, Inc., First Lien, 2025
USD Refinancing CME Term Loan , 6.922% , ( 3-month
SOFR + 3.25% ), 11/26/32 ..................... United States 666,986 670,437 0 .16
Madison Safety & Flow LLC, First Lien, 2025 Incremental
CME Term Loan, B , 6.174% , ( 1-month SOFR + 2.5% ),
9/26/31 ................................... United States 828,730 831,838 0 .20
TK Elevator Midco GmbH, First Lien, CME Term Loan,
B1 , 6.947% , ( 6-month SOFR + 2.75% ), 4/30/30 ..... Germany 1,903,214 1,910,237 0 .47
6,265,892 1 .52
a a a a a a
g
Media
Cengage Learning, Inc., First Lien, 2026 Refinancing
CME Term Loan , 6.671% , ( 1-month SOFR + 3%;
3-month SOFR + 3% ), 3/24/31 .................. United States 796,374 796,621 0 .19
h
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.786% , ( 1-month SOFR
+ 4% ), 8/23/28 .............................. United States 751,610 753,357 0 .18
CMG Media Corp., First Lien, CME Term Loan , 7.272% ,
( 3-month SOFR + 3.5% ), 6/18/29 ................ United States 2,790,409 2,616,009 0 .64
DIRECTV Financing LLC, First Lien, 2024 Refinancing
CME Term Loan, B , 9.178% , ( 3-month SOFR + 5.25% ),
8/02/29 ................................... United States 189,231 189,769 0 .05
Gray Media, Inc., First Lien, CME Term Loan, D , 6.814% ,
( 1-month SOFR + 3% ), 12/01/28 ................ United States 406,588 405,645 0 .10
iHeartCommunications, Inc., First Lien, Refinanced CME
Term Loan, B , 9.606% , ( 1-month SOFR + 5.775% ),
5/01/29 ................................... United States 1,267,495 1,163,275 0 .28
McGraw-Hill Education, Inc., First Lien, CME Term Loan,
B , 6.422% , ( 1-month SOFR + 2.75% ), 8/06/31 ...... United States 319,376 321,322 0 .08
6,245,998 1 .52
a a a a a a
Oil, Gas & Consumable Fuels
h ,j
CPPIB OVM Member US LLC, First Lien, CME Term
Loan, B , TBD, 1/01/33 ........................ United States 24,242 24,242 0 .01
g
UGI Energy Services LLC, First Lien, Initial CME Term
Loan , 6.172% , ( 1-month SOFR + 2.5% ), 2/22/30 .... United States 1,245,142 1,247,477 0 .30
1,271,719 0 .31
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Passenger Airlines
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental
CME Term Loan , 6.918% , ( 3-month SOFR + 3.25% ),
5/28/32 ................................... United States 480,242 $ 481,743 0 .11
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan ,
5.918% , ( 3-month SOFR + 2.25% ), 4/20/28 ........ United States 3,854,828 3,862,865 0 .94
4,344,608 1 .05
a a a a a a
g
Pharmaceuticals
Endo Finance Holdings LP, First Lien, 2024 Refinancing
CME Term Loan , 7.422% , ( 1-month SOFR + 3.75% ),
4/23/31 ................................... United States 364,840 365,524 0 .09
Organon & Co., First Lien, 2024 Refinancing Dollar CME
Term Loan , 5.922% , ( 1-month SOFR + 2.25% ), 5/19/31 United States 400,369 388,858 0 .10
Southern Veterinary Partners LLC, First Lien, 2025 New
CME Term Loan , 6.173% , ( 1-month SOFR + 2.5% ),
12/04/31 .................................. United States 670,518 670,940 0 .16
1,425,322 0 .35
a a a a a a
g
Professional Services
AlixPartners LLP, First Lien, 2025 Dollar CME Term Loan ,
5.672% , ( 1-month SOFR + 2% ), 8/12/32 .......... United States 2,513,089 2,502,547 0 .61
CHG Healthcare Services, Inc., First Lien, Amendment
No. 7 Refinancing CME Term Loan , 6.59% , ( 3-month
SOFR + 2.75% ), 9/29/28 ...................... United States 1,084,948 1,087,172 0 .26
CoreLogic, Inc., First Lien, Initial CME Term Loan ,
7.286% , ( 1-month SOFR + 3.5% ), 6/02/28 ......... United States 2,553,333 2,552,810 0 .62
Ensemble RCM LLC, First Lien, CME Term Loan, B ,
6.667% , ( 3-month SOFR + 3% ), 8/01/29 .......... United States 268,538 266,650 0 .06
h
Grant Thornton Advisors LLC, First Lien, 2025
Incremental CME Term Loan , 6.422% , ( 1-month SOFR
+ 2.75% ), 6/02/31 ........................... United States 3,063,844 3,028,319 0 .74
Ingenovis Health, Inc., First Lien, Initial CME Term Loan ,
8.334% , ( 1-month SOFR + 4.25% ), 3/06/28 ........ United States 1,746,928 450,463 0 .11
9,887,961 2 .40
a a a a a a
Real Estate Management & Development
g
Cushman & Wakefield US Borrower LLC, First Lien,
2025-2 CME Term Loan , 6.466% , ( 1-month SOFR +
2.75% ), 1/31/30 ............................. United States 88,543 89,318 0 .02
g
Semiconductors & Semiconductor Equipment
MKS Instruments, Inc., First Lien, CME Term Loan, B ,
5.174% , ( 12-month SOFR + 1.75% ), 1/27/33 ....... United States 576,812 578,903 0 .14
MKS, Inc., First Lien, 2025-1 Dollar CME Term Loan, B ,
5.672% , ( 1-month SOFR + 2% ), 8/17/29 .......... United States 1,344,787 1,349,662 0 .33
1,928,565 0 .47
a a a a a a
g
Software
Avalara, Inc., First Lien, First Amendment CME Term
Loan , 6.422% , ( 3-month SOFR + 2.75% ), 3/26/32 ... United States 1,296,750 1,274,057 0 .31
Azalea Topco, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.672% , ( 1-month SOFR + 3% ), 4/30/31 . United States 995,000 996,378 0 .24
Boxer Parent Co., Inc., First Lien, 2031 Replacement
Dollar CME Term Loan , 6.822% , ( 3-month SOFR +
3% ), 7/30/31 ............................... United States 893,250 861,986 0 .21
Central Parent LLC, First Lien, 2024 Refinancing CME
Term Loan , 6.922% , ( 3-month SOFR + 3.25% ), 7/06/29 United States 1,721,797 1,386,047 0 .34

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Software (continued)
h
Cloud Software Group, Inc., First Lien, Incremental CME
Term Loan, B , 6.922% , ( 3-month SOFR + 3.25% ),
3/21/31 ................................... United States 1,903,225 $ 1,850,887 0 .45
Cloud Software Group, Inc., First Lien, Initial Dollar CME
Term Loan, B , 6.922% , ( 3-month SOFR + 3.25% ),
8/16/32 ................................... United States 1,449,121 1,409,871 0 .34
Cloudera, Inc., First Lien, Initial CME Term Loan , 7.566% ,
( 1-month SOFR + 3.75% ), 10/09/28 .............. United States 1,868,291 1,612,961 0 .39
Cloudera, Inc., Second Lien, Initial CME Term Loan ,
9.772% , ( 1-month SOFR + 6% ), 10/10/29 .......... United States 1,000,000 750,000 0 .18
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan ,
7.674% , ( 1-month SOFR + 4% ), 12/09/31 .......... United States 903,702 890,146 0 .22
ConnectWise LLC, First Lien, Initial CME Term Loan ,
7.434% , ( 3-month SOFR + 3.5% ), 9/29/28 ......... United States 779,695 754,355 0 .18
h
Dawn Bidco LLC, First Lien, CME Term Loan , 6.759% ,
( 12-month SOFR + 3% ), 8/20/32 ................ United States 4,000,000 3,897,500 0 .94
ECI Macola/Max Holding LLC, First Lien, 2025 Repricing
CME Term Loan , 6.422% , ( 3-month SOFR + 2.75% ),
5/09/30 ................................... United States 1,876,118 1,857,948 0 .45
Epicor Software Corp., First Lien, CME Term Loan, E ,
6.172% , ( 1-month SOFR + 2.5% ), 5/30/31 ......... United States 2,277,536 2,265,795 0 .55
Genesys Cloud Services, Inc., First Lien, 2025 Dollar
CME Term Loan , 6.172% , ( 1-month SOFR + 2.5% ),
1/30/32 ................................... United States 2,606,014 2,554,715 0 .62
IGT Holding IV AB, First Lien, CME Term Loan, B8 ,
6.672% , ( 3-month SOFR + 3% ), 9/02/31 .......... Sweden 987,459 979,436 0 .24
McAfee Corp., First Lien, CME Term Loan, B1 , 6.672% ,
( 1-month SOFR + 3% ), 3/01/29 ................. United States 3,399,739 3,021,518 0 .73
Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B ,
7.151% , ( 3-month SOFR + 3.25% ), 7/03/31 ........ United States 1,620,405 1,596,099 0 .39
PointClickCare Technologies, Inc., First Lien, 2025
CME Term Loan , 6.422% , ( 3-month SOFR + 2.75% ),
11/03/31 .................................. Canada 661,675 659,194 0 .16
Polaris Newco LLC, First Lien, Dollar CME Term Loan ,
7.852% , ( 3-month SOFR + 3.75% ), 6/02/28 ........ United States 1,218,592 1,128,879 0 .27
Project Alpha Intermediate Holding, Inc., First Lien,
Second Amendment Refinancing CME Term Loan ,
6.922% , ( 3-month SOFR + 3.25% ), 10/28/30 ....... United States 1,618,079 1,508,867 0 .37
Project Boost Purchaser LLC, First Lien, Initial CME Term
Loan , 6.422% , ( 3-month SOFR + 2.75% ), 7/16/31 ... United States 870,211 857,001 0 .21
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term
Loan , 6.672% , ( 3-month SOFR + 3% ), 8/31/28 ...... United States 2,103,060 2,091,893 0 .51
Rocket Software, Inc., First Lien, CME Term Loan ,
7.466% , ( 1-month SOFR + 3.75% ), 11/28/28 ....... United States 1,542,893 1,478,771 0 .36
Sophos Holdings LLC, First Lien, Dollar CME Term Loan ,
7.331% , ( 1-month SOFR + 3.5% ), 3/05/27 ......... United States 1,465,138 1,454,794 0 .35
Sovos Compliance LLC, First Lien, Amendment No.
3 Replacement CME Term Loan , 6.922% , ( 1-month
SOFR + 3.25% ), 8/13/29 ...................... United States 1,171,995 1,145,625 0 .28
UKG, Inc., First Lien, Initial CME Term Loan , 6.167% ,
( 3-month SOFR + 2.5% ), 2/10/31 ................ United States 6,020,659 5,883,930 1 .43
Waystar Technologies, Inc., First Lien, Initial CME Term
Loan , 5.672% , ( 1-month SOFR + 2% ), 10/22/29 ..... United States 869,315 866,054 0 .21
45,034,707 10 .93
a a a a a a
g
Specialty Retail
AIP RD Buyer Corp., First Lien, CME Term Loan , 7.172% ,
( 1-month SOFR + 3.5% ), 12/23/30 ............... United States 2,454,254 2,438,154 0 .59

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Specialty Retail (continued)
a ,i
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
9.772% , ( 1-month SOFR + 6% ), 10/07/26 .......... United States 5,598,287 $ 4,198,715 1 .02
Great Outdoors Group LLC, First Lien, CME Term Loan,
B , 6.922% , ( 1-month SOFR + 3.25% ), 1/23/32 ...... United States 1,766,814 1,769,244 0 .43
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B ,
8.184% , ( 3-month SOFR + 4.25% ), 4/17/28 ........ United States 812,348 806,730 0 .19
h
Petco Health & Wellness Co., Inc., First Lien, CME Term
Loan, B , 7.674% , ( 12-month SOFR + 4.25% ), 1/22/31 United States 964,717 945,939 0 .23
Petco Health & Wellness Co., Inc., First Lien, Initial CME
Term Loan , 7.184% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 1,044,610 1,044,354 0 .25
PetSmart LLC, First Lien, Initial CME Term Loan , 7.671% ,
( 1-month SOFR + 4% ), 8/18/32 ................. United States 1,800,000 1,801,575 0 .44
RealTruck Group, Inc., First Lien, Initial CME Term Loan ,
7.536% , ( 1-month SOFR + 3.75% ), 1/31/28 ........ United States 615,946 481,749 0 .12
RealTruck Group, Inc., First Lien, Second Amendment
Incremental CME Term Loan , 8.786% , ( 1-month SOFR
+ 5% ), 1/31/28 .............................. United States 1,449,389 1,136,872 0 .28
White Cap Supply Holdings LLC, First Lien, CME Term
Loan, C , 6.966% , ( 1-month SOFR + 3.25% ), 10/19/29 United States 1,542,608 1,541,783 0 .37
16,165,115 3 .92
a a a a a a
g
Textiles, Apparel & Luxury Goods
ABG Intermediate Holdings 2 LLC, First Lien, CME Term
Loan, B1 , 5.922% , ( 1-month SOFR + 2.25% ), 12/21/28 United States 1,160,645 1,161,440 0 .28
Beach Acquisition Bidco LLC, First Lien, CME Term Loan,
B1 , 6.922% , ( 3-month SOFR + 3.25% ), 9/13/32 ..... United States 101,095 101,411 0 .02
Flash Charm, Inc., First Lien, CME Term Loan, B2 ,
7.354% , ( 3-month SOFR + 3.5% ), 3/02/28 ......... United States 1,543,163 1,385,375 0 .34
2,648,226 0 .64
a a a a a a
Water Utilities
g
Deep Blue Operating I LLC, First Lien, Initial CME Term
Loan , 6.438% , ( 1-month SOFR + 2.75% ), 10/01/32 .. United States 477,327 479,418 0 .12
Wireless Telecommunication Services
g
Crown Subsea Communications Holding, Inc., First Lien,
2025 CME Term Loan , 7.172% , ( 1-month SOFR +
3.5% ), 1/30/31 .............................. United States 1,501,799 1,508,369 0 .37
Total Senior Floating Rate Interests (Cost $ 360,806,267 ) ..................
342,082,127 83 .02
Total Long Term Investments (Cost $ 403,489,881 ) ........................
379,275,095 92 .05
a
Short Term Investments
a a
Country Shares
a
Value
% of Net
Assets
a a a a a a
Money Market Funds
d,k
Franklin Institutional U.S. Government Money Market
Fund , 3.603% .............................. United States 46,067,727 46,067,727 11 .18
Total Money Market Funds (Cost $ 46,067,727 ) ...........................
46,067,727 11 .18

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
% of Net
Assets
a a a a a a
l
Investments from Cash Collateral Received
for Loaned Securities
Money Market Funds
d,k
Franklin Institutional U.S. Government Money Market
Fund , 3.603% .............................. United States 359,000 $ 359,000 0 .09
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 359,000 ) ......................................................
359,000 0 .09
Total Short Term Investments (Cost $ 46,426,727 ) .........................
46,426,727 11 .27
a
Total Investments (Cost $ 449,916,608 ) ..................................
$425,701,822 103 .32
Other Assets, less Liabilities ...........................................
(13,648,372) ( 3 .32 )
Net Assets ...........................................................
$412,053,450 100.00
See Abbreviations on page 30 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
A portion or all of the security is on loan at January 31, 2026. See Note 1(c).
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $24,199,578, representing 5.9% of net assets.
f
See Note 1(d) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
i
Income may be received in additional securities and/or cash.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(c) regarding securities on loan.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $400,663,578
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 49,253,030
Value - Unaffiliated issuers (Includes securities loaned of $ 350,700 ) ................................... $376,652,654
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 49,049,168
Cash .................................................................................... 3,674,960
Receivables:
Investment securities sold ................................................................... 5,058,404
Dividends and interest ..................................................................... 3,209,940
Unrealized appreciation on unfunded loan commitments (Note 7 ) ....................................... 1,854
Total assets .......................................................................... 437,646,980
Liabilities:
Payables:
Investment securities purchased .............................................................. 22,396,267
Management fees ......................................................................... 174,374
Trustees' fees and expenses ................................................................. 638
Distributions to shareholders ................................................................. 2,640,033
Payable upon return of securities loaned (Note 1 c ) .................................................. 359,000
Unrealized depreciation on unfunded loan commitments (Note 7 ) ....................................... 2,182
Accrued expenses and other liabilities ........................................................... 21,036
Total liabilities ......................................................................... 25,593,530
Net assets, at value ................................................................. $412,053,450
Net assets consist of:
Paid-in capital ............................................................................. $845,656,106
Total distributable earnings (losses) ............................................................. (433,602,656)
Net assets, at value ................................................................. $412,053,450
Shares outstanding ......................................................................... 60,365,328
Net asset value and maximum offering price per share ($ 412,053,450 ÷ 60,365,328 shares outstanding)
a
.......... $6.83
a
Net asset value per share may not recalculate due to rounding.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $57,346)
Unaffiliated issuers ........................................................................ $323,605
Non-controlled affiliates (Note 3 d ) ............................................................. 527,569
Interest:
Unaffiliated issuers ........................................................................ 17,128,083
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (18,124)
Non-controlled affiliates (Note 3 d ) ............................................................. 28,554
Total investment income ................................................................... 17,989,687
Expenses:
Management fees (Note 3 a ) ................................................................... 1,191,727
Custodian fees ............................................................................ 117
Reports to shareholders fees .................................................................. 3,090
Professional fees ........................................................................... 68,119
Trustees' fees and expenses .................................................................. 2,308
Other .................................................................................... 13,927
Total expenses ......................................................................... 1,279,288
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (87,562)
Net expenses ......................................................................... 1,191,726
Net investment income ................................................................ 16,797,961
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,170,504)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (9,404,493)
Non-controlled affiliates (Note 3 d ) ........................................................... (100,949)
Translation of other assets and liabilities denominated in foreign currencies .............................. 3
Unfunded loan commitments (Note 7 ) .......................................................... 3,021
Net change in unrealized appreciation (depreciation) ............................................ (9,502,418)
Net realized and unrealized gain (loss) ............................................................ (12,672,922)
Net increase (decrease) in net assets resulting from operations .......................................... $4,125,039

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Floating Rate Master Series
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,797,961 $36,334,608
Net realized gain (loss) ................................................. (3,170,504) (4,607,130)
Net change in unrealized appreciation (depreciation) ........................... (9,502,418) 320,069
Net increase (decrease) in net assets resulting from operations ................ 4,125,039 32,047,547
Distributions to shareholders .............................................. (17,388,567) (39,978,935)
Capital share transactions (Note 2 ) .......................................... (45,304,387) (36,382,859)
Net increase (decrease) in net assets ................................... (58,567,915) (44,314,247)
Net assets:
Beginning of period ..................................................... 470,621,365 514,935,612
End of period .......................................................... $412,053,450 $470,621,365

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
Franklin Floating Rate Master Series

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin Floating Rate Master Series (Fund).
The Fund follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund's shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate loans
or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Fund. Facility fees are
recognized as income over the expected term of the loan.
Dividend income is recorded on the ex-dividend date except
for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. The Fund's
gross investment income is distributed to the owner daily
and paid monthly. Net capital gains (or losses) realized
by the Fund will not be distributed. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Floating Rate Master Series
(continued)
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Shares sold
a
................................... 7,748,655 $53,950,984 32,955,931 $232,697,596
Shares redeemed ............................... (14,311,636) (99,255,371) (38,206,471) (269,080,455)
Net increase (decrease) .......................... (6,562,981) $(45,304,387) (5,250,540) $(36,382,859)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
1. Organization and Significant Accounting Policies
(continued)
g. Accounting Estimates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
For the period ended January 31, 2026, the annualized gross effective investment management fee rate was 0.530% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended January 31, 2026, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $— $107,819,141 $(61,751,414) $— $— $46,067,727 46,067,727 $457,199
Franklin Senior Loan ETF .... 2,723,390 — — — (100,949) 2,622,441 112,166 70,370
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $— $24,252,000 $(23,893,000) $— $— $359,000 359,000 $28,554
Total Affiliated Securities ... $2,723,390 $132,071,141 $(85,644,414) $— $(100,949) $49,049,168 $556,123
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
of the Fund do not exceed 0.53% based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the
Board.
f . Other Affiliated Transactions
At January 31, 2026, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$86,102,036 and $131,886,232, respectively.
At January 31, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$359,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Risk
At January 31, 2026, the Fund had 83.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At January 31, 2026, unfunded commitments were as follows:
Cost of investments .......................................................................... $449,897,897
Unrealized appreciation ........................................................................ $2,009,527
Unrealized depreciation ........................................................................ (26,205,602)
Net unrealized appreciation (depreciation) .......................................................... $(24,196,075)
3. Transactions with Affiliates
(continued)
e. Waiver and Expense Reimbursements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
8. Shareholder Distributions
For the period ended January 31, 2026, the Fund made the following distributions:
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2026, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
Azuria Water Solutions, Inc. $ 334,365
GC Ferry Acquisition I, Inc. 275,472
Signia Aerospace LLC 35,032
US Fertility Enterprises LLC 144,737
$ 789,606
Payment Date Amount Per Share
8/29/2025 $0.046009
9/30/2025 0.044861
10/31/2025 0.045753
11/28/2025 0.047705
12/31/2025 0.043647
1/30/2026 0.043081
Total $0.271056
7. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
a
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ — $ 6,342,297 $ 6,342,297
Oil & Gas Exploration & Production ......... 67,312 — — 67,312
Specialized Consumer Services ........... — — —
b
—
Management Investment Companies ......... 6,583,781 — — 6,583,781
Corporate Bonds ........................ — 24,199,578 — 24,199,578
Senior Floating Rate Interests ............... — 337,883,412 4,198,715 342,082,127
Short Term Investments ................... 46,426,727 — — 46,426,727
Total Investments in Securities ........... $53,077,820 $362,082,990 $10,541,012 $425,701,822
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $1,854 $— $1,854
Total Other Financial Instruments ......... $— $1,854 $— $1,854
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 2,182 $ — $ 2,182
Total Other Financial Instruments ......... $— $2,182 $— $2,182
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Diversified Consumer
Services ........ $ — $ —
d
$ — $ — $ — $ — $ — $ — $ —
d
$ —
Machinery ......... 5,802,834 — — — — — — 539,463 6,342,297 539,463
Warrants :
Machinery ......... 1 — —
d
— — — — (1) — —
Senior Floating Rate
Interests :
Specialty Retail ..... — 399,624 (12,253) 3,452,842 — 145,066 612 212,824 4,198,715 391,880
Escrows and Litigation
Trusts : —
d
— —
d
— — — — — — —
Total Investments in
Securities ............ $5,802,835 $399,624 $(12,253) $3,452,842 $— $145,066 $612 $752,286 $10,541,012 $931,343
10. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2026, are as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks:
Machinery. . . . . . . . . . . . $6,342,297 Market comparables Discount for lack of marketability
5.7% Decrease
EBITDA $34.4 mil Increase
EV/EBITDA multiple 8.8x Increase
Volatility 27.3% Decrease
All Other Investments . . . . 4,198,715
b,c,d
Total . . . . . . . . . . . . . .
............
$10,541,012
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
d
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
10. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

Franklin Floating Rate Master Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4021-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Floating Rate Master Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 27, 2026